UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

235 W. Galena Street
Milwaukee, WI 53212
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
235 W. Galena Street
Milwaukee, WI 53212
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

Item 1. Schedule of Investments.

GaveKal KL Allocation Fund
SCHEDULE OF INVESTMENTS
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS – 75.0%
	CONSUMER DISCRETIONARY – 5.6%
36,500	Nitori Holdings Co., Ltd.	$2,802,042
27,600	Shimamura Co., Ltd.	2,963,737
298,300	Takashimaya Co., Ltd.	2,862,471
189,300	Yokohama Rubber Co., Ltd.	2,129,906
		10,758,156

	CONSUMER STAPLES – 14.5%
90,000	Ajinomoto Co., Inc.	1,854,015
57,800	Asahi Group Holdings Ltd.	1,847,395
27,218	Danone S.A.	1,869,791
21,770	Estee Lauder Cos., Inc. - Class A	1,903,351
34,147	General Mills, Inc.	1,917,354
61,700	Kao Corp.	2,802,271
24,900	MEIJI Holdings Co., Ltd.	2,829,816
24,754	Nestle S.A.	1,917,765
165,200	Nisshin Seifun Group, Inc.	2,052,998
19,798	PepsiCo, Inc.	1,909,121
21,473	Reckitt Benckiser Group PLC	1,939,285
158,800	Shiseido Co., Ltd.	3,178,884
115,600	Yamazaki Baking Co., Ltd.	1,912,309
		27,934,355

	HEALTH CARE – 29.7%
59,620	Abbott Laboratories	2,897,532
29,587	AbbVie, Inc.	1,970,198
196,600	Astellas Pharma, Inc.	2,853,399
20,562	Becton, Dickinson and Co.	2,889,167
42,821	Bristol-Myers Squibb Co.	2,766,237
16,799	C.R. Bard, Inc.	2,861,206
36,941	DENTSPLY International, Inc.	1,922,225
29,100	Eisai Co., Ltd.	1,816,696
39,921	Eli Lilly & Co.	3,149,767
20,644	Henry Schein, Inc.*	2,924,635
28,156	Johnson & Johnson	2,819,542
24,523	Laboratory Corp. of America Holdings*	2,892,488
13,579	Lonza Group A.G.*	1,909,280
37,587	Medtronic, Inc.[1]	2,868,640
175,500	Mitsubishi Tanabe Pharma Corp.	2,779,964
18,537	Novartis A.G.	1,902,380
48,307	Patterson Cos., Inc.	2,311,007
39,992	Quest Diagnostics, Inc.	3,008,598
194,600	Santen Pharmaceutical Co., Ltd.	2,695,116
29,660	St. Jude Medical, Inc.	2,187,425

GaveKal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
124,800	Terumo Corp.	$2,830,388
25,480	Zimmer Holdings, Inc.	2,907,013
		57,162,903

	INDUSTRIALS – 1.0%
80,900	Kurita Water Industries Ltd.	1,934,208

	INFORMATION TECHNOLOGY – 22.0%
24,446	Adobe Systems, Inc.*	1,933,434
96,148	Applied Materials, Inc.	1,935,459
33,240	Autodesk, Inc.*	1,799,946
61,141	CA, Inc.	1,861,744
58,897	Citrix Systems, Inc.*	3,828,894
136,386	Corning, Inc.	2,853,195
74,800	FUJIFILM Holdings Corp.	2,846,311
3,551	Google, Inc. - Class A*	1,936,431
24,507	Harris Corp.	1,941,445
28,453	Intuit, Inc.	2,963,380
145,400	Konica Minolta, Inc.	1,820,747
60,651	Microsoft Corp.	2,842,106
136,899	NVIDIA Corp.	3,029,575
220,627	Sage Group PLC	1,918,575
38,500	TDK Corp.	3,071,842
47,979	Teradata Corp.*	1,868,302
58,200	Trend Micro, Inc./Japan	2,039,046
169,097	Xerox Corp.	1,931,088
		42,421,520

	MATERIALS – 2.2%
207,300	Asahi Kasei Corp.	1,833,757
37,167	Avery Dennison Corp.	2,301,009
		4,134,766

	TOTAL COMMON STOCKS (Cost $125,383,101)	144,345,908

	EXCHANGE TRADED FUNDS – 20.2%
191,556	iShares Floating Rate Bond ETF	9,708,058
44,007	iShares Short Treasury Bond ETF	4,853,092
373,745	ProShares Short 20+ Year Treasury*	9,448,274
200,458	ProShares UltraShort Euro*	5,135,734
200,706	ProShares UltraShort Lehman 7-10 Year Treasury*	4,766,767

GaveKal KL Allocation Fund
SCHEDULE OF INVESTMENTS - Continued
As of May 31, 2015 (Unaudited)

Number of Shares		Value

	EXCHANGE TRADED FUNDS (Continued)
106,171	SPDR Barclays 1-3 Month T-Bill*	$4,853,076

	TOTAL EXCHANGE TRADED FUNDS (Cost $38,938,625)	38,765,001

Principal Amount

	SHORT-TERM INVESTMENTS – 4.6%
$8,914,238	UMB Money Market Fiduciary, 0.01%[2]	8,914,238

	TOTAL SHORT-TERM INVESTMENTS (Cost $8,914,238)	8,914,238

	TOTAL INVESTMENTS – 99.8% (Cost $173,235,964)	192,025,147
	Other Assets in Excess of Liabilities – 0.2%	459,174

	TOTAL NET ASSETS – 100.0%	$192,484,321

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

GaveKal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS
May 31, 2015 (Unaudited)

Note 1 – Organization
GaveKal KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to March 31, 2015 the fund was known as GaveKal Knowledge Leaders Fund. The Fund’s primary investment objective is to provide long-term capital growth. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type. All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value. If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

GaveKal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2015 (Unaudited)

(b) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes
At May 31, 2015, gross unrealized appreciation and depreciation on investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$173,244,743

Gross unrealized appreciation	$21,248,742
Gross unrealized depreciation	(2,468,338)
Net unrealized appreciation on investments	$18,780,404

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

GaveKal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2015 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stocks
Consumer Discretionary	$-	$10,758,156	$-	$10,758,156
Consumer Staples	5,729,826	22,204,529	-	27,934,355
Health Care	40,375,680	16,787,223	-	57,162,903
Industrials	-	1,934,208	-	1,934,208
Information Technology	30,724,999	11,696,521	-	42,421,520
Materials	2,301,009	1,833,757		4,134,766
Exchange-Traded Funds	38,765,001	-	-	38,765,001
Short-Term Investments	8,914,238	-	-	8,914,238
Total Investments	$126,810,753	$65,214,394	$-	$192,025,147

*	In accordance with procedures established by, and under the general supervision of the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $65,214,394 of investment securities were classified as Level 2 instead of Level 1.

GaveKal KL Allocation Fund
NOTES TO SCHEDULE OF INVESTMENTS - Continued
May 31, 2015 (Unaudited)

**	The Fund did not hold any Level 3 securities at period end.

Transfers are recognized at the end of the reporting period. There were no transfers at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	GaveKal KL Allocation Fund, a series of the Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	7/29/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	7/29/15

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	7/29/15